33 Act File No.  2-53626
                                             40 Act File No.  811-2570


                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.

                      Post-Effective Amendment No.  15

                                 and/or

                REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940

                             Amendment No.  2

                  Federal Life Variable Annuity Account A
                          (Exact Name of Registrant)

                  Federal Life Insurance Company (Mutual)
                             (Name of Depositor)

               3750 West Deerfield Road, Riverwoods, Illinois 60015 (Address of Depositor's Principal Executive Offices Zip Code)

        Depositor's Telephone Number, Including Area Code: (847) 520-1900

                           Joseph D. Austin, President
                      Federal Life Insurance Company (Mutual)
               3750 West Deerfield Road, Riverwoods, Illinois 60015
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
     60 days after filing pursuant to paragraph (a)(i) of Rule 485 on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  Federal Life Variable Annuity Account A

                           Cross Reference Sheet

Item Number in Form N-4

                               Parts A & B

Federal Life Variable Annuity Account A, the Registrant, no longer offers the variable annuity contract described in File No. 2-53626 to the public. Based upon the circumstances and conditions set forth in a grant of no-action (pub. avail. May 10, 1982 (No. 82-24-10)), the Registrant has ceased filing post-effective amendments and the delivery of updated prospectuses heretofore described in Registration File No. 2-53626.

The only purpose of this post-effective amendment to Form N-4 is to provide the "reasonableness" representation required by Section 26(e)(2)(A) of the Investment Company Act of 1940 as amended by Section 205 of the National Securities Markets Improvement Act of 1996.

The content of Registration No. 2-53626, as heretofore amended, is incorporated herein by reference pursuant to instructions contained in a letter dated November 7, 1996 from Susan Nash, Assistant Director, Office of Insurance Products of the Division of Investment Management, to all variable insurance product Registrants.


                                PART C

Item 32.  Undertakings

Registrant hereby represents that the fees and charges deducted under the Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Federal Life Insurance Company (Mutual).

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Village of Riverwoods and State of Illinois on this 25th day of June 1997.

                              FEDERAL LIFE VARIABLE ANNUITY ACCOUNT A
                                              Registrant

                              By: FEDERAL LIFE INSURANCE COMPANY (Mutual)
                                              Depositor


                              By:/s/Joseph D. Austin
                                    Joseph D. Austin
                               President and Chief Executive Officer

     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following officers and directors of the depositor in the capacities and on the dates indicated.

      Signature                    Title                        Date

/s/Joseph D. Austin       Principal Executive Officer       June 25, 1997
   Joseph D. Austin       and Director

/s/William S. Austin      Principal Financial Officer       June 25, 1997
   William S. Austin      and Director

/s/Fred T. Barth          Principal Accounting Officer      June 25, 1997
   Fred T. Barth

/s/Michael Austin         Director                          June 25, 1997
   Michael Austin

/s/Roland F. Dorman/POA   Director                          June 25, 1997
   Roland F. Dorman

/s/Gerhard E. Seidel      Director                          June 25, 1997
   Gerhard E. Seidel

/s/John G. Weithers       Director                          June 25, 1997
   John G. Weithers


POA Signature by Joseph D. Austin pursuant to Power of Attorney